Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Apr. 15, 2025	Jan. 15, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		10,701,213	9,540,786
Number of shares outstanding (in shares)		312,818,741	308,654,258
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	131,755,879
Number of shares outstanding (in shares)	131,755,879
Stated capital	$ 3,288			$ 3,533
Series Q
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0			0
Series R
Disclosure of classes of share capital [line items]
Annual dividend rate	4.733%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	6,913,600
Number of shares outstanding (in shares)	6,913,600
Stated capital	$ 173			190
Recurring redemption date term	5 years
Series S
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	1,875,977
Number of shares outstanding (in shares)	1,875,977
Stated capital	$ 47			50
Series T
Disclosure of classes of share capital [line items]
Annual dividend rate	4.99%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	5,041,533
Number of shares outstanding (in shares)	5,041,533
Stated capital	$ 126			129
Recurring redemption date term	5 years
Series Y
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	5,382,087
Number of shares outstanding (in shares)	5,382,087
Stated capital	$ 135			149
Series Z
Disclosure of classes of share capital [line items]
Annual dividend rate	5.346%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	2,387,648
Number of shares outstanding (in shares)	2,387,648
Stated capital	$ 60			66
Recurring redemption date term	5 years
Series AA
Disclosure of classes of share capital [line items]
Annual dividend rate	4.94%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	10,186,378
Number of shares outstanding (in shares)	10,186,378
Stated capital	$ 260			285
Recurring redemption date term	5 years
Series AB
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	6,062,639
Number of shares outstanding (in shares)	6,062,639
Stated capital	$ 155			163
Series AC
Disclosure of classes of share capital [line items]
Annual dividend rate	5.08%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	6,160,274
Number of shares outstanding (in shares)	6,160,274
Stated capital	$ 157			161
Recurring redemption date term	5 years
Series AD
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	10,944,329
Number of shares outstanding (in shares)	10,944,329
Stated capital	$ 279			299
Series AE
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	3,220,472
Number of shares outstanding (in shares)	3,220,472
Stated capital	$ 80			146
Series AF
Disclosure of classes of share capital [line items]
Annual dividend rate	5.496%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	10,507,633
Number of shares outstanding (in shares)	10,507,633
Stated capital	$ 263			221
Recurring redemption date term	5 years
Series AG
Disclosure of classes of share capital [line items]
Annual dividend rate	3.37%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,097,685
Number of shares outstanding (in shares)	8,097,685
Stated capital	$ 202			208
Recurring redemption date term	5 years
Series AH
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	4,188,913
Number of shares outstanding (in shares)	4,188,913
Stated capital	$ 105			116
Series AI
Disclosure of classes of share capital [line items]
Annual dividend rate	3.39%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,738,340
Number of shares outstanding (in shares)	8,738,340
Stated capital	$ 218			224
Recurring redemption date term	5 years
Series AJ
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	3,776,360
Number of shares outstanding (in shares)	3,776,360
Stated capital	$ 94			96
Series AK
Disclosure of classes of share capital [line items]
Annual dividend rate	3.306%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	19,242,741
Number of shares outstanding (in shares)	19,242,741
Stated capital	$ 481			535
Recurring redemption date term	5 years
Series AL
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,489,288
Number of shares outstanding (in shares)	1,489,288
Stated capital	$ 37			43
Recurring redemption date term	5 years
Series AL | December 31, 2026
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Series AM
Disclosure of classes of share capital [line items]
Annual dividend rate	2.939%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,861,751
Number of shares outstanding (in shares)	8,861,751
Stated capital	$ 203			228
Recurring redemption date term	5 years
Series AN
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	950,322
Number of shares outstanding (in shares)	950,322
Stated capital	$ 22			23
Recurring redemption date term	5 years
Series AN | March 31, 2026
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
Annual dividend rate	6.538%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	7,727,909
Number of shares outstanding (in shares)	7,727,909
Stated capital	$ 191			201
Recurring redemption date term	5 years
Series AR
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0			$ 0
Recurring redemption date term	5 years
Series AR | September 30, 2028 And Every Five Years Thereafter
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AR | After September 30, 2028 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50